UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21867

International Equity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

International Equity Portfolio                                                                                                                as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Airlines — 1.2%
Gol Linhas Aereas Inteligentes SA ADR	230	$7,365
		$7,365
Automobiles — 2.4%
Honda Motor Co., Ltd. ADR	280	9,226
Toyota Motor Corp. ADR	60	6,313
		$15,539
Beverages — 4.8%
Diageo PLC ADR	250	17,580
Fomento Economico Mexicano SA de CV ADR	150	13,170
		$30,750
Capital Markets — 3.0%
UBS AG	350	19,040
		$19,040
Commercial Banks — 17.9%
Australia and New Zealand Banking Group, Ltd ADR	60	5,790
Banco Santander Central Hispano SA ADR	1,300	19,565
Barclays PLC ADR	400	18,924
Commerzbank AG ADR	360	12,652
DBS Group Holdings, Ltd. ADR	300	13,778
HSBC Holdings PLC ADR	190	17,282
Mitsubishi UFJ Financial Group, Inc. ADR	1,900	26,505
		$114,496
Communications Equipment — 1.9%
Nokia Oyj ADR	600	11,910
		$11,910
Consumer Finance — 3.1%
Orix Corp. ADR	150	19,470
		$19,470
Diversified Financial Services — 2.6%
ING Groep NV ADR	410	16,605
		$16,605
Diversified Telecommunication Services — 4.0%
BT Group PLC ADR	420	18,656
Philippine Long Distance Telephone Co. ADR	180	7,054
		$25,710

Electric Utilities — 5.9%
Endesa SA ADR	350	$11,928
Enel SPA ADR	150	6,643
RWE AG ADR	220	19,274
		$37,845
Energy Equipment & Services — 3.4%
Acergy SA ADR (1)	850	14,595
Tenaris SA ADR	175	6,811
		$21,406
Food & Staples Retailing — 2.9%
AEON Co., Ltd. ADR	790	18,467
		$18,467
Food Products — 2.3%
Nestle SA ADR	180	14,737
		$14,737
Household Durables — 1.0%
Sekisui House, Ltd. ADR	470	6,670
		$6,670
Industrial Conglomerates — 3.7%
Keppel Corp., Ltd. ADR	1,200	23,294
		$23,294
Insurance — 2.7%
AXA SA ADR	510	17,539
		$17,539
Machinery — 1.6%
Komatsu, Ltd. ADR	125	10,071
		$10,071
Metals & Mining — 5.4%
Anglo American PLC ADR	400	8,424
Companhia Vale do Rio Doce ADR	300	5,970
Rio Tinto PLC ADR	95	19,845
		$34,239
Office Electronics — 3.1%
Canon, Inc. ADR	275	19,822
		$19,822
Oil, Gas & Consumable Fuels — 11.1%
EnCana Corp.	145	7,839
Norsk Hydro ASA ADR	470	13,583
Petroleo Brasileiro SA ADR	155	12,840

Statoil ASA ADR	400	$11,956
Total SA ADR	360	24,563
		$70,781
Pharmaceuticals — 6.3%
Novartis AG ADR	340	19,115
Roche Holding AG ADR	240	21,342
		$40,457
Real Estate Management & Development — 1.0%
Sun Hung Kai Properties, Ltd. ADR	600	6,308
		$6,308
Road & Rail — 0.9%
Canadian Pacific Railway, Ltd.	120	5,744
		$5,744
Tobacco — 1.7%
British American Tobacco PLC ADR	200	10,762
		$10,762
Trading Companies & Distributors — 3.2%
Mitsubishi Corp. ADR	500	20,536
		$20,536
Wireless Telecommunication Services — 2.1%
China Mobile, Ltd. ADR	240	7,759
Vodafone Group PLC ADR	263	5,691
		$13,450
Total Common Stocks (identified cost $621,352)		$633,013

Investment Funds — 0.9%

Security	Shares	Value
Central Europe and Russia Fund, Inc.	120	$5,738
		$5,738
Total Investment Funds (identified cost $5,695)		$5,738
Total Investments — 100.1% (identified cost $627,047)		$638,751
Other Assets, Less Liabilities — (0.1)%		$(766)
Net Assets — 100.0%		$637,985

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Japan	21.5%	$137,080
United Kingdom	18.4%	117,164
Switzerland	11.6%	74,234
France	6.6%	42,102
Norway	6.3%	40,134
Singapore	5.8%	37,072
Germany	5.0%	31,926
Spain	4.9%	31,493
Brazil	4.1%	26,175
Netherlands	2.6%	16,605
Hong Kong	2.2%	14,067
Canada	2.1%	13,583
Mexico	2.1%	13,170
Finland	1.9%	11,910
Philippines	1.1%	7,054
Argentina	1.1%	6,811
Italy	1.0%	6,643
Australia	0.9%	5,790
Russia	0.9%	5,738
Total Investments	100.1%	$638,751

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$627,047
Gross unrealized appreciation	$20,711
Gross unrealized depreciation	(9,007)
Net unrealized appreciation	$11,704

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 22, 2006

By:	/s/ Kristin S, Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	September 22, 2006